Share-based Payments - Summary of Number and Movements in Long Term Incentive Plan Options (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1	8,923,600	8,923,600
Outstanding at December 31	8,297,694	8,923,600
Exercisable at December 31	8,297,694	8,923,600
Long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1	482,748	910,072
Lapsed during the year	(482,748)	(427,324)
Outstanding at December 31	0	482,748
Exercisable at December 31	0